Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Driehaus Mutual Funds
Entity Central Index Key	0001016073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005025 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Investor Class
Trading Symbol	DREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$131	1.14%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 29.92% for the year ended December 31, 2025. The Fund underperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 33.57% during the same period. It also underperformed the MSCI Emerging Markets Growth Index, which returned 34.30%.
The Fund’s underperformance in the 2025 calendar year was driven by sector allocation. The industrials and consumer discretionary sectors were the worst performing sectors for the Fund on a relative basis, but both contributed positively on an absolute basis. Information technology was the best performing sector on a relative basis, producing a positive return in the sector and outperforming the Benchmark.
From a country perspective, Taiwan was the largest absolute contributor despite the Fund being underweight its Benchmark in an outperforming market. Brazil was the biggest detractor of absolute performance during the year; the Fund was overweight the country and it underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR) is a Taiwanese multinational semiconductor contract manufacturing and design company. The company performed well with revenue and gross margin above consensus supported by surging AI accelerator demand; and
Tencent Holdings Ltd. is an internet and social service platform that offers social networking, music, gaming, and e-commerce related services. The company saw strong share price performance in 2025 as gaming revenue accelerated, AI powered ad tools drove higher pricing and volumes, and fintech and business services remained solid.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
JD.com, Inc. is a leading Chinese e‑commerce and supply‑chain technology platform. Heavy food‑delivery investment and international expansion widened losses and compressed margins in 2025, offsetting otherwise healthy retail and logistics execution; and
GDS Holdings Limited is a leading China-based developer and operator of hyperscale and colocation data centers serving cloud, internet, and AI customers, with an expanding international platform and active capital recycling via REITs. Slower leasing, renewal‑pricing pressure, and delayed AI tenant move‑ins tempered 2025 revenue momentum despite a solid backlog and ongoing REIT monetization.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	29.92%	3.35%	9.05%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%
MSCI Emerging Markets Growth Index - Net	34.30%	1.77%	8.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 4,104,798,373
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 28,760,517
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,104,798,373
Total number of portfolio holdings	105
Total advisory fees paid	$28,760,517
Portfolio turnover rate as of the end of the reporting period	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	6.8%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd. - W	3.8%
SK Hynix, Inc.	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.0%
Reliance Industries Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.7%
OTP Bank Nyrt.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	6.8%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd. - W	3.8%
SK Hynix, Inc.	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.0%
Reliance Industries Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.7%
OTP Bank Nyrt.	1.7%

C000190956 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	DIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 30.22% for the year ended December 31, 2025. The Fund underperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 33.57% during the same period. It also underperformed the MSCI Emerging Markets Growth Index, which returned 34.30%.
The Fund’s underperformance in the 2025 calendar year was driven by sector allocation. The industrials and consumer discretionary sectors were the worst performing sectors for the Fund on a relative basis, but both contributed positively on an absolute basis. Information technology was the best performing sector on a relative basis, producing a positive return in the sector and outperforming the Benchmark.
From a country perspective, Taiwan was the largest absolute contributor despite the Fund being underweight its Benchmark in an outperforming market. Brazil was the biggest detractor of absolute performance during the year; the Fund was overweight the country and it underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR) is a Taiwanese multinational semiconductor contract manufacturing and design company. The company performed well with revenue and gross margin above consensus supported by surging AI accelerator demand; and
Tencent Holdings Ltd. is an internet and social service platform that offers social networking, music, gaming, and e-commerce related services. The company saw strong share price performance in 2025 as gaming revenue accelerated, AI powered ad tools drove higher pricing and volumes, and fintech and business services remained solid.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
JD.com, Inc. is a leading Chinese e‑commerce and supply‑chain technology platform. Heavy food‑delivery investment and international expansion widened losses and compressed margins in 2025, offsetting otherwise healthy retail and logistics execution; and
GDS Holdings Limited is a leading China-based developer and operator of hyperscale and colocation data centers serving cloud, internet, and AI customers, with an expanding international platform and active capital recycling via REITs. Slower leasing, renewal‑pricing pressure, and delayed AI tenant move‑ins tempered 2025 revenue momentum despite a solid backlog and ongoing REIT monetization.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	30.22%	3.59%	9.25%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%
MSCI Emerging Markets Growth Index - Net	34.30%	1.77%	8.76%

Performance Inception Date	Jul. 17, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 4,104,798,373
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 28,760,517
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,104,798,373
Total number of portfolio holdings	105
Total advisory fees paid	$28,760,517
Portfolio turnover rate as of the end of the reporting period	137%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	6.8%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd. - W	3.8%
SK Hynix, Inc.	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.0%
Reliance Industries Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.7%
OTP Bank Nyrt.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	6.8%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.8%
Alibaba Group Holding Ltd. - W	3.8%
SK Hynix, Inc.	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.0%
Reliance Industries Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.7%
OTP Bank Nyrt.	1.7%

C000050883 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Small Cap Growth Fund
Class Name	Driehaus International Small Cap Growth Fund
Trading Symbol	DRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 28.92% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the MSCI All Country World ex USA Small Cap Growth Index (the "Benchmark"), which returned 26.16% during the same period.
After posting robust gains during the middle part of the year, markets had a fairly quiet fourth quarter with the MSCI All Country World ex USA Small Cap Growth Index returning 1.65%, led by Canada, Taiwan and the UK. From a country perspective, Germany and Japan were the top performing countries for the Fund, while Isreal and Canada underperformed the Benchmark on a relative basis. Consumer discretionary and energy were the top performing sectors relatively versus the Benchmark, while information technology and materials underperformed the Benchmark on a relative basis in 2025.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
MODEC, Inc. is a Japan-based engineering contractor that designs and builds engineering, procurement, construction and installation (EPCI), charters, and operates floating production, storage and offloading (FPSO) vessels and related offshore production systems for global oil and gas producers. The stock performed well in 2025 as record order intake and backlog growth—driven by Exxon’s Hammerhead FPSO award and Shell’s Gato do Mato EPCI plus a 20-year O&M contract—combined with faster-than-expected execution on existing EPCI projects; and
Indra Sistemas, S.A. is a Spanish defense and technology group, combining defense electronics and aerospace systems with its Minsait IT services unit, and is increasingly positioned as Spain’s national prime contractor across major modernization programs. The stock performed well in 2025 as Spain’s move toward 2% of GDP defense spending and Indra’s participation in 27 of 31 Special Modernisation Programmes drove strong order intake.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Tecan Group AG is a Swiss provider of laboratory automation and detection instruments, software and services for life science research, clinical diagnostics and OEM partners, with roughly half of sales in the United States. The shares were weighed down in 2025 as trade and currency headwinds compressed margins and drove earnings downgrades despite an improving demand backdrop; and
Net Protections Holdings, Inc. is Japan’s buy now, pay later (BNPL) pioneer, providing dominant business to business invoice/billing management and consumer BNPL services. The stock underperformed into year-end 2025 as investor focus shifted from strong gross merchandise value growth to near-term profitability after management unexpectedly lifted selling, general and administrative expenses build growth foundations and supported new large-account onboarding.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus International Small Cap Growth Fund (DRIOX)	28.92%	4.83%	8.97%
MSCI All Country World ex USA Index - Net	32.38%	7.91%	8.41%
MSCI All Country World ex USA Small Cap Growth Index - Net	26.16%	4.12%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 341,925,807
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,938,779
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$341,925,807
Total number of portfolio holdings	114
Total advisory fees paid	$2,938,779
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Smiths Group PLC	2.8%
SigmaRoc PLC	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.1%
Melrose Industries PLC	2.1%
Aritzia, Inc.	1.8%
Fluidra SA	1.8%
Azbil Corp.	1.7%
DO & CO AG	1.7%
Wiwynn Corp.	1.7%
Yaskawa Electric Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Smiths Group PLC	2.8%
SigmaRoc PLC	2.4%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	2.1%
Melrose Industries PLC	2.1%
Aritzia, Inc.	1.8%
Fluidra SA	1.8%
Azbil Corp.	1.7%
DO & CO AG	1.7%
Wiwynn Corp.	1.7%
Yaskawa Electric Corp.	1.5%

C000101771 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Small CapGrowth Fund
Class Name	Driehaus Emerging Markets Small CapGrowth Fund
Trading Symbol	DRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.06% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Small Cap Index (the "Benchmark"), which returned 18.58% during the same period. It also outperformed the MSCI Emerging Markets Small Cap Growth Index, which returned 18.28%.
The 2025 calendar year ended with continued strength in corporate earnings and global equity markets, with artificial intelligence beneficiaries continuing their leadership. Performance for the Fund was driven by stock selection and sector allocation. Information technology and materials drove performance for the Fund both on an absolute and relative basis at the sector level. The Fund underperformed in the financials and energy sectors on a relative basis.
From a country perspective, India and South Korea were notable contributors to the Fund’s performance, outperforming both on an absolute and relative basis. Brazil was the largest detractor for the Fund both on an absolute and relative basis.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Hyosung Heavy Industries Corporation manufactures electrical equipment, with a focus on transformers and switchgear. The company delivered better than expected earnings throughout 2025 on stronger demand from the U.S. Through a combination of U.S. capacity and exports, Hyosung realized improving margins, as the demand for power to support the growth of AI has created a strong backdrop for pricing, amid a prolonged period of underinvestment in new capacity; and
ASPEED Technology, Inc. is a Taiwan-based fabless integrated circuit (IC) design company specializing in baseboard management controllers (BMCs) for remote server management, with a global market share of about 70%. In 2025, ASPEED performed positively due to strong demand for AI servers and rising BMC shipments, which drove revenue growth and record high gross margins. Average selling prices appear set to increase further as next-generation products are adopted, and management has raised shipment and earnings forecasts in response to robust demand from both server and non-server applications.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Kaynes Technology India Limited is an integrated electronics manufacturing services (EMS) and solutions provider, serving sectors such as automotive, industrial, aerospace, defense, and railways, with a growing presence in semiconductors. The company performed negatively due to a sharp increase in working capital requirements, driven by high receivables from its smart meter business and elevated inventory levels. The company reported negative operating cash flow, raising concerns about the sustainability of its aggressive capital expenditure plans; and
FPT Corp. is a Vietnam-based IT services provider. The stock underperformed in 2025 due to a slowdown in IT spending, driven by uncertainty surrounding U.S. tariffs and the accelerated adoption of AI, factors which negatively impacted overall outsourced IT services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	24.06%	7.51%	8.87%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%
MSCI Emerging Markets Small Cap Index - Net	18.58%	8.43%	8.31%
MSCI Emerging Markets Small Cap Growth Index - Net	18.28%	7.15%	7.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 138,983,827
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,333,632
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$138,983,827
Total number of portfolio holdings	88
Total advisory fees paid (after reimbursements)	$1,333,632
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
ASPEED Technology, Inc.	3.0%
Copa Holdings SA - A	2.2%
Orizon Valorizacao de Residuos SA	2.2%
Vista Energy SAB de CV - ADR	2.1%
Cury Construtora e Incorporadora SA	1.9%
Hyosung Heavy Industries Corp.	1.8%
Growthpoint Properties Ltd.	1.8%
Public Power Corp. SA	1.8%
HD Hyundai Electric Co. Ltd.	1.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASPEED Technology, Inc.	3.0%
Copa Holdings SA - A	2.2%
Orizon Valorizacao de Residuos SA	2.2%
Vista Energy SAB de CV - ADR	2.1%
Cury Construtora e Incorporadora SA	1.9%
Hyosung Heavy Industries Corp.	1.8%
Growthpoint Properties Ltd.	1.8%
Public Power Corp. SA	1.8%
HD Hyundai Electric Co. Ltd.	1.8%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.66%	1.7%

C000124893 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Event Driven Fund
Class Name	Driehaus Event Driven Fund
Trading Symbol	DEVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.99% for the year ended December 31, 2025. The Fund underperformed its performance benchmark, the S&P 500® Index, which returned 17.88% during the same period. It also underperformed the Morningstar Event Driven Category, which returned 8.80%.
TOP PERFORMANCE CONTRIBUTORS
Performance for the Fund was driven by two investment strategies: catalyst driven equity and risk arbitrage. The portfolio hedges were the largest detractor from performance for the year.
The Fund’s largest gain stemmed from a catalyst driven equity in the life sciences sector. The second largest contributor was also a catalyst driven equity in the life sciences sector.
TOP PERFORMANCE DETRACTORS
The Fund’s largest single name detractors were a portfolio hedge in the life sciences sector and a catalyst driven equity in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance as well as a category of mutual funds with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Event Driven Fund (DEVDX)	5.99%	2.94%	6.25%
S&P 500® Index	17.88%	14.42%	14.82%
Morningstar Event Driven Category	8.80%	4.18%	4.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 02, 2026
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 90,541,796
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,392,506
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$90,541,796
Total number of portfolio holdings	71
Total advisory fees paid	$1,392,506
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund. Asset Type Allocation
Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, the Board of Trustees approved the liquidation of the Driehaus Event Driven Fund. Effective as of the close of business on February 2, 2026, the Fund is closed and will not accept any purchase orders and is expected to liquidate on or about March 27, 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’sprospectus supplement, filed January 26, 2026, available at https://www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’sprospectus supplement, filed January 26, 2026, available at https://www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	https://www.driehaus.com/fund-resources
C000132648 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Micro Cap Growth Fund
Class Name	Driehaus Micro Cap Growth Fund
Trading Symbol	DMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$155	1.34%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 30.88% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the Russell Microcap® Growth Index (the “Benchmark”), which returned 21.84% during the same time period.
2025 was a bullish year for the U.S. equity market. This was supported by a growing economy, strong earnings, stable long-term interest rates, fiscal stimulus, and monetary easing. AI continues to be the dominant theme driving the market and the economy. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, information technology and energy sectors. The Fund underperformed the Benchmark in the consumer discretionary, financials and consumer staples sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Praxis Precision Medicines, Inc. is a neuroscience company developing precision therapies for essential tremor and epilepsy. In 2025, the company's stock ultimately performed well as multiple clinical and regulatory de-risking events outweighed an early-year setback; and
EOS Energy Enterprises, Inc. is a U.S. based manufacturer of zinc-based long duration energy storage systems designed for utility, data center, and renewable infrastructure applications. Automated manufacturing scale‑up, unit‑cost reductions, and a rapidly expanding backlog attributable to accelerating multi‑hour storage demand supported strong 2025 results.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Rezolute, Inc. is a clinical‑stage biopharmaceutical company developing therapies for hyperinsulinism. The 2025 setback followed the sunRIZE Phase III miss on key efficacy endpoints, undermining program viability and elevating development and regulatory risk; and
QuinStreet, Inc. is a digital performance‑marketing company that acquires customers for insurers and home‑services providers. Sequential growth slowed as tariff‑related caution weighed on auto‑insurance budgets and lower‑margin media mix compressed gross profit.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Micro Cap Growth Fund (DMCRX)	30.88%	9.57%	19.56%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Microcap® Growth Index	21.84%	2.81%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 443,843,552
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 4,568,708
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$443,843,552
Total number of portfolio holdings	131
Total advisory fees paid	$4,568,708
Portfolio turnover rate as of the end of the reporting period	142%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Praxis Precision Medicines, Inc.	2.6%
Crinetics Pharmaceuticals, Inc.	1.8%
The RealReal, Inc.	1.6%
Planet Labs PBC	1.6%
Xometry, Inc. - A	1.5%
Rush Street Interactive, Inc.	1.5%
Coastal Financial Corp.	1.4%
Terawulf, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.3%
Structure Therapeutics, Inc. - ADR	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Praxis Precision Medicines, Inc.	2.6%
Crinetics Pharmaceuticals, Inc.	1.8%
The RealReal, Inc.	1.6%
Planet Labs PBC	1.6%
Xometry, Inc. - A	1.5%
Rush Street Interactive, Inc.	1.5%
Coastal Financial Corp.	1.4%
Terawulf, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.3%
Structure Therapeutics, Inc. - ADR	1.3%

C000176647 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Global Fund
Class Name	Driehaus Global Fund
Trading Symbol	DMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.59% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the MSCI All Country World Index (the “Benchmark”), which returned 22.34% during the same period.
Outperformance for the Fund during 2025 was driven primarily by country allocation. On a relative basis, industrials and consumer staples were the best performing sectors versus the Benchmark, while communication services and consumer discretionary underperformed the Benchmark. From a country perspective, the United States and Sweden were the best performing countries versus the Benchmark, while Japan and Canada underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Alphabet Inc. is a global technology company providing internet search, digital advertising, cloud computing, and AI‑driven software and hardware products. AI‑enabled engagement in Search and YouTube, coupled with renewed cloud growth and AI‑infrastructure demand, lifted 2025 revenue and margins despite elevated capital expenditures; and
Rolls‑Royce Holdings PLC is a global manufacturer of power and propulsion systems serving civil aerospace, defense, and power markets. A broad wide‑body aftermarket recovery supported higher civil‑aerospace margins, driving materially stronger earnings and free‑cash‑flow.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Reddit, Inc. operates a global platform for user‑generated, community‑based discussions. Ad‑market caution and shifts in search discovery dynamics constrained 2025 growth, with U.S. DAU (daily active users) volatility pressuring engagement and monetization; and
The Trade Desk, Inc. operates a global demand‑side advertising platform enabling data‑driven, programmatic ad buying across digital channels. Execution missteps, a slower‑than‑planned Kokai rollout, and reorganization disruptions weighed on 2025 revenue trajectory and margins.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 10, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Driehaus Global Fund (DMAGX)	22.59%	8.36%	11.00%
MSCI All Country World Index - Net	22.34%	11.19%	11.74%

Performance Inception Date	Apr. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 69,375,621
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 382,300
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,375,621
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$382,300
Portfolio turnover rate as of the end of the reporting period	119%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - A	5.1%
NVIDIA Corp.	4.2%
Apple, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Microsoft Corp.	2.3%
Amazon.com, Inc.	2.1%
Shell PLC	2.0%
Tencent Holdings Ltd.	2.0%
Rolls-Royce Holdings PLC	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Alphabet, Inc. - A	5.1%
NVIDIA Corp.	4.2%
Apple, Inc.	3.2%
JPMorgan Chase & Co.	2.3%
Microsoft Corp.	2.3%
Amazon.com, Inc.	2.1%
Shell PLC	2.0%
Tencent Holdings Ltd.	2.0%
Rolls-Royce Holdings PLC	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

C000190998 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	DVSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.66% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”), which returned 13.01% during the same period.
2025 was a bullish year for the U.S. equity market. This was supported by a growing economy, strong earnings, stable long-term interest rates, fiscal stimulus, and monetary easing. AI continues to be the dominant theme driving the market and the economy. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the information technology, energy and materials sectors. The Fund underperformed the Benchmark in the consumer discretionary, financials, consumer staples and real estate sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Lumentum Holdings, Inc. designs and manufactures photonic components and systems—such as lasers, optical components/transceivers, and optical circuit switching solutions—used in cloud/data center, AI and telecom networks. The company was a top contributor as the company’s stock rose in the fourth quarter, driven by demand for AI-related products and solid telecom performance; and
Planet Labs PBC operates a global constellation of Earth‑imaging satellites and an AI‑enabled analytics platform that delivers geospatial data to defense, government, and commercial customers. In 2025, the company saw strong momentum, winning major long‑term government contracts and boosting growth, profitability and revenue visibility. New AI‑enabled satellites and partnerships further strengthened its product offering, increasing investor confidence and driving multiple price‑target upgrades.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Vaxcyte, Inc. is a clinical stage biopharmaceutical company that is developing highly differentiated vaccines for infectious disease. The stock declined in 2025 because new regulatory hurdles and a mid‑year clinical dataset created uncertainty about whether its pneumonia vaccine could truly lead the market, undermining earlier optimism and causing investors to lose confidence; and
Glaukos Corporation commercializes medical devices for glaucoma and corneal disease, including minimally invasive glaucoma surgery devices, the sustained release iDose TR travoprost implant, and corneal cross-linking therapies. The company underperformed because the iDose launch didn’t perform as investors had hoped and reimbursement cuts to its core business created a bigger-than-expected headwind, all of which were compounded by broader market weakness and portfolio positioning.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	16.66%	7.13%	17.09%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,153,137,757
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 6,188,385
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,153,137,757
Total number of portfolio holdings	118
Total advisory fees paid	$6,188,385
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Guardant Health, Inc.	2.3%
Crinetics Pharmaceuticals, Inc.	2.0%
Planet Labs PBC	1.7%
Bridgebio Pharma, Inc.	1.7%
Impinj, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.5%
SPX Technologies, Inc.	1.5%
InterDigital, Inc.	1.4%
Lumentum Holdings, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Guardant Health, Inc.	2.3%
Crinetics Pharmaceuticals, Inc.	2.0%
Planet Labs PBC	1.7%
Bridgebio Pharma, Inc.	1.7%
Impinj, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.5%
SPX Technologies, Inc.	1.5%
InterDigital, Inc.	1.4%
Lumentum Holdings, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.4%

C000190999 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DNSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.99% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”), which returned 13.01% during the same period.
2025 was a bullish year for the U.S. equity market. This was supported by a growing economy, strong earnings, stable long-term interest rates, fiscal stimulus, and monetary easing. AI continues to be the dominant theme driving the market and the economy. Outperformance for the Fund compared to its Benchmark was driven by stock selection in the information technology, energy and materials sectors. The Fund underperformed the Benchmark in the consumer discretionary, financials, consumer staples and real estate sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Lumentum Holdings, Inc. designs and manufactures photonic components and systems—such as lasers, optical components/transceivers, and optical circuit switching solutions—used in cloud/data center, AI and telecom networks. The company was a top contributor as the company’s stock rose in the fourth quarter, driven by demand for AI-related products and solid telecom performance; and
Planet Labs PBC operates a global constellation of Earth‑imaging satellites and an AI‑enabled analytics platform that delivers geospatial data to defense, government, and commercial customers. In 2025, the company saw strong momentum, winning major long‑term government contracts and boosting growth, profitability and revenue visibility. New AI‑enabled satellites and partnerships further strengthened its product offering, increasing investor confidence and driving multiple price‑target upgrades.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Vaxcyte, Inc. is a clinical stage biopharmaceutical company that is developing highly differentiated vaccines for infectious disease. The stock declined in 2025 because new regulatory hurdles and a mid‑year clinical dataset created uncertainty about whether its pneumonia vaccine could truly lead the market, undermining earlier optimism and causing investors to lose confidence; and
Glaukos Corporation commercializes medical devices for glaucoma and corneal disease, including minimally invasive glaucoma surgery devices, the sustained release iDose TR travoprost implant, and corneal cross-linking therapies. The company underperformed because the iDose launch didn’t perform as investors had hoped and reimbursement cuts to its core business created a bigger-than-expected headwind, all of which were compounded by broader market weakness and portfolio positioning.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	16.99%	7.39%	17.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 1,153,137,757
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 6,188,385
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,153,137,757
Total number of portfolio holdings	118
Total advisory fees paid	$6,188,385
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Guardant Health, Inc.	2.3%
Crinetics Pharmaceuticals, Inc.	2.0%
Planet Labs PBC	1.7%
Bridgebio Pharma, Inc.	1.7%
Impinj, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.5%
SPX Technologies, Inc.	1.5%
InterDigital, Inc.	1.4%
Lumentum Holdings, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Guardant Health, Inc.	2.3%
Crinetics Pharmaceuticals, Inc.	2.0%
Planet Labs PBC	1.7%
Bridgebio Pharma, Inc.	1.7%
Impinj, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.5%
SPX Technologies, Inc.	1.5%
InterDigital, Inc.	1.4%
Lumentum Holdings, Inc.	1.4%
Eos Energy Enterprises, Inc.	1.4%

C000219126 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small/Mid Cap Growth Fund
Class Name	Driehaus Small/Mid Cap Growth Fund
Trading Symbol	DSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.83% for the year ended December 31, 2025. The Fund underperformed its performance benchmark, the Russell 2500® Growth Index (the “Benchmark”), which returned 10.31% during the same period.
2025 was a bullish year for the U.S. equity market. This was supported by a growing economy, strong earnings, stable long-term interest rates, fiscal stimulus, and monetary easing. AI continues to be the dominant theme driving the market and the economy. The Fund underperformed compared to its Benchmark due to stock selection in the industrials, consumer discretionary and consumer staples sectors.  The Fund outperformed the Benchmark in the information technology, financials and energy sectors.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Lumentum Holdings, Inc. designs and manufactures photonic components and systems—such as lasers, optical components/transceivers, and optical circuit switching solutions—used in cloud/data center, AI and telecom networks. The company was a top contributor as the company’s stock rose in the fourth quarter, driven by demand for AI-related products and solid telecom performance; and
Robinhood Markets, Inc. is a financial technology platform offering commission‑free trading and related investing services. Strong 2025 results reflected surging trading activity, rapid uptake of high‑margin offerings, and robust asset and deposit growth that lifted average revenue per user and profitability.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Vaxcyte, Inc. is a clinical stage biopharmaceutical company that is developing highly differentiated vaccines for infectious disease. The stock declined in 2025 because new regulatory hurdles and a mid‑year clinical dataset created uncertainty about whether its pneumonia vaccine could truly lead the market, undermining earlier optimism and causing investors to lose confidence; and
Glaukos Corporation commercializes medical devices for glaucoma and corneal disease, including minimally invasive glaucoma surgery devices, the sustained release iDose TR travoprost implant, and corneal cross-linking therapies. The company underperformed because the iDose launch didn’t perform as investors had hoped and reimbursement cuts to its core business created a bigger-than-expected headwind, all of which were compounded by broader market weakness and portfolio positioning.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on May 01, 2020 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Driehaus Small/Mid Cap Growth Fund (DSMDX)	9.83%	6.34%	16.43%
Russell 3000® Index	17.15%	13.15%	18.19%
Russell 2500® Growth Index - Net	10.31%	2.98%	11.82%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 03, 2025
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 88,452,729
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 410,195
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$88,452,729
Total number of portfolio holdings	112
Total advisory fees paid (after reimbursements and recoupments)	$410,195
Portfolio turnover rate as of the end of the reporting period	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Guardant Health, Inc.	2.5%
Carvana Co.	2.1%
Crinetics Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
FTAI Aviation Ltd.	2.0%
Carpenter Technology Corp.	1.7%
Praxis Precision Medicines, Inc.	1.6%
Curtiss-Wright Corp.	1.5%
Teradyne, Inc.	1.5%
Northern Institutional U.S. Government Portfolio, 3.59%	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Guardant Health, Inc.	2.5%
Carvana Co.	2.1%
Crinetics Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
FTAI Aviation Ltd.	2.0%
Carpenter Technology Corp.	1.7%
Praxis Precision Medicines, Inc.	1.6%
Curtiss-Wright Corp.	1.5%
Teradyne, Inc.	1.5%
Northern Institutional U.S. Government Portfolio, 3.59%	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective December 3, 2025, the Fund changed its definition of Small/Mid cap companies as companies to be companies whose market capitalizations at the time of investment fall within the range of the Russell 2000® Growth Index and the Russell MidCap® Growth Index.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus supplement, filed December 3, 2025, available at https://www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus supplement, filed December 3, 2025, available at https://www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.

Updated Prospectus Phone Number	1-800-560-6111
Updated Prospectus Web Address	https://www.driehaus.com/fund-resources
C000249377 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Developed Equity Fund
Class Name	Driehaus International Developed Equity Fund
Trading Symbol	DIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.60% for the year ended December 31, 2025. The Fund outperformed its performance benchmark, the MSCI World ex USA Growth Index (the "Benchmark"), which returned 21.94% during the same period.
The Fund outperformed versus the Benchmark in the industrials and financials sectors, but underperformed in the materials and consumer discretionary sectors. From a country perspective, Germany and the United Kingdom were the top performing countries versus the Benchmark, and Sweden and Singapore were the countries the Fund underperformed.
TOP PERFORMANCE CONTRIBUTORS
The top two contributors for the Fund by company were:
Siemens Energy AG is a global provider of power generation, grid infrastructure and industrial energy solutions. Growing electrification and data‑center power needs drove turbine and grid demand, translating into record orders, margin expansion, and robust free‑cash‑flow; and
Rolls‑Royce Holdings PLC is a global manufacturer of power and propulsion systems serving civil aerospace, defense, and power markets. A broad wide‑body aftermarket recovery supported higher civil‑aerospace margins, driving materially stronger earnings and free‑cash‑flow.
TOP PERFORMANCE DETRACTORS
The top two detractors for the Fund by company were:
Adidas AG designs, markets and distributes athletic footwear, apparel, and sporting lifestyle products worldwide. Terrace‑category normalization, softer European demand—especially Germany—and persistent China weakness constrained 2025 progress, delaying margin recovery; and
Novo Nordisk A/S is a global biopharmaceutical company specializing in diabetes and obesity therapies, led by its GLP‑1 franchise. GLP‑1 category pricing resets and compounded‑drug availability, plus intensifying rivalry, weighed on U.S. sales and margins in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 30, 2024 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Driehaus International Developed Equity Fund (DIDEX)	25.60%	14.26%
MSCI World ex USA - Net	31.85%	19.30%
MSCI World ex USA Growth Index - Net	21.94%	12.67%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.driehaus.com/fund-resources for the most recent performance information.
Net Assets	$ 3,507,180
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,507,180
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate as of the end of the reporting period	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 3.63%	6.2%
CRH PLC	3.8%
ASML Holding NV	3.7%
Smiths Group PLC	3.5%
Barclays PLC	3.0%
Japan Tobacco, Inc.	3.0%
Melrose Industries PLC	2.9%
Siemens Energy AG	2.9%
UBS Group AG	2.9%
Airbus SE	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 3.63%	6.2%
CRH PLC	3.8%
ASML Holding NV	3.7%
Smiths Group PLC	3.5%
Barclays PLC	3.0%
Japan Tobacco, Inc.	3.0%
Melrose Industries PLC	2.9%
Siemens Energy AG	2.9%
UBS Group AG	2.9%
Airbus SE	2.6%